Promissory Notes (Details) - USD ($)	Jan. 25, 2024	Jan. 31, 2024
Psyence Group Inc
Borrowings
Promissory notes payable		$ 1,460,657
NCAC Sponsor
Borrowings
Promissory notes payable		$ 1,615,501
Unsecured convertible promissory note | Psyence Group Inc
Borrowings
Principal amount of debt issued	$ 1,610,657
Interest rate	0.00%
Notes paid	$ 150,000
Unsecured convertible promissory note | Psyence Group Inc | Notes payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025
Borrowings
Promissory notes payable	1,460,657
Unsecured convertible promissory note | NCAC Sponsor
Borrowings
Principal amount of debt issued	$ 1,615,501
Interest rate	0.00%
Unsecured convertible promissory note | NCAC Sponsor | Notes payable on the date of closing
Borrowings
Promissory notes payable	$ 100,000
Unsecured convertible promissory note | NCAC Sponsor | Notes payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025
Borrowings
Promissory notes payable	$ 1,515,501